S000053353 [Member] Expense Example, No Redemption - Loomis Sayles Global Growth Fund - Class C	Nov. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 198
Expense Example, No Redemption, 3 Years	639
Expense Example, No Redemption, 5 Years	1,107
Expense Example, No Redemption, 10 Years	$ 2,208